Effect on Revenues and Net Income (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Total revenues	$ 31,330,000	[1]	$ 31,502,000	[2]	$ 31,109,000	[3]	$ 29,231,000	[4]	$ 27,384,000	[5]	$ 22,994,000	[6]	$ 25,835,000	$ 20,835,000	[7]	$ 123,172,056	$ 97,048,496	$ 89,402,273
Net income	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]	5,138,348	6,205,771	3,831,096
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Business Acquisition [Line Items]
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496	89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	8,593,429	11,313,124	20,369,205
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total revenues																132,997,084	117,864,250
Net income																16,491,617	22,599,439
Series of Individually Immaterial Business Acquisitions | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Business Acquisition [Line Items]
Total revenues																132,997,084	117,864,250
Net income																$ 16,491,617	$ 22,599,439

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.